SCHEDULE OF VALUATION TECHNIQUES USED TO DETERMINE FAIR VALUES (Details) - Level 3 of fair value hierarchy [member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Shadow Factory [Member]
IfrsStatementLineItems [Line Items]
Valuation techniques and key inputs	Review of 12-month financial projections and discussions with management at 31 March 2022 and 2021.
Significant unobservable inputs	(i): Discount rate; (ii): Revenue growth rate
Relationship of unobservable inputs to fair value and sensitivity	A slight increase in the discount rate or decrease in revenue growth rate used in isolation would result in a decrease in the fair value
Investment, Amount
Nynja [Member]
IfrsStatementLineItems [Line Items]
Valuation techniques and key inputs	Review of 12-month financial projections and discussions with management at 31 March 2022 and 2021.
Significant unobservable inputs	(i): Discount rate; (ii): Revenue growth rate
Relationship of unobservable inputs to fair value and sensitivity	A slight increase in the discount rate or decrease in revenue growth rate used in isolation would result in a decrease in the fair value
Investment, Amount
B P Fund [Member]
IfrsStatementLineItems [Line Items]
Valuation techniques and key inputs	Based on NAV Report received from the fund administrators, corroborated with no premium/discount made by third party investments
Significant unobservable inputs	(i): NAV Report from the fund administrators; (ii): Third party investments value premium/discount
Relationship of unobservable inputs to fair value and sensitivity	A discount or premium placed by third party investors into the BP Fund over the NAV would result in an adjustment in the estimation of fair value
Investment, Amount	$ 2,262,599
Warrants Liability [Member]
IfrsStatementLineItems [Line Items]
Valuation techniques and key inputs	Black-Scholes modelling taking into account of: current share price, risk free rates, expected share price volatility based on unobservable inputs, dividend rate, tenure
Significant unobservable inputs	(i): Historical share price volatility of comparable companies; (ii): Bitcoin volatility
Relationship of unobservable inputs to fair value and sensitivity	A movement in the volatility of comparable companies and bitcoin in isolation would result in an increase or decrease in the fair value.
Investment, Amount	$ 4,005	$ 5,197,201
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Valuation techniques and key inputs	Based on collections	Based on collections
Significant unobservable inputs	N/A
Relationship of unobservable inputs to fair value and sensitivity	N/A
Investment, Amount		$ 45,538